Condensed Financial Information of Parent Company - Consolidated Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net loss	¥ (833,411)	$ (121,215)	¥ (397,313)	¥ (127,556)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustments	52,496	7,635	15,718
Total comprehensive loss attributable to Puxin Limited	(780,915)	(113,580)	(381,595)	(127,556)
Parent Company
Net loss	(833,411)	(121,215)	(397,313)	(127,556)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustments	52,496	7,635	15,718
Total comprehensive loss attributable to Puxin Limited	¥ (780,915)	$ (113,580)	¥ (381,595)	¥ (127,556)